STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The Company grants stock-based compensation to employees and non-employee directors in the form of stock incentive plans, which include stock options, restricted stock units ("RSUs") (formerly termed deferred stock) and restricted stock. The Company also provides stock-based compensation in the form of performance stock units ("PSUs") (formerly termed performance deferred stock) and the Employee Stock Purchase Plan (“ESPP”), which grants eligible employees the right to purchase shares of the Company's common stock at a discounted price.

In connection with the Merger, on August 31, 2017 ("Conversion Date") all outstanding TDCC stock options and RSU awards were converted into stock options and RSU awards with respect to DowDuPont common stock. The stock options and RSU awards have the same terms and conditions under the applicable plans and award agreements prior to the Merger. All outstanding and nonvested PSU awards were converted into RSU awards with respect to DowDuPont common stock at the greater of the applicable performance target or the actual performance as of the effective time of the Merger. Changes in the fair value of liability instruments are recognized as compensation expense each quarter. TDCC and DuPont did not merge their stock-based compensation plans as a result of the Merger. TDCC and DuPont stock-based compensation plans were assumed by DowDuPont and continued in place with the ability to grant and issue DowDuPont common stock until separation.

The total stock-based compensation expense included in continuing operations within the consolidated statements of income was $188 million, $310 million and $225 million in 2018, 2017 and 2016, respectively. The income tax benefits related to stock-based compensation arrangements were $42 million, $115 million and $83 million in 2018, 2017 and 2016, respectively. Amounts disclosed throughout the remainder of this footnote are inclusive of activity attributable to both continuing operations and discontinued operations, as the impact of discontinued operations is not significant.

Accounting for Stock-Based Compensation
The Company grants stock-based compensation awards that vest over a specified period or upon employees meeting certain performance and/or retirement eligibility criteria. The fair value of equity instruments issued to employees is measured on the grant date. The fair value of liability instruments (granted to executive employees subject to stock ownership requirements, that provide the recipient the option to elect to receive a cash payment equal to the value of the stock award on the date of delivery) is measured at the end of each quarter. The fair value of equity and liability instruments is expensed over the vesting period or, in the case of retirement, from the grant date to the date on which retirement eligibility provisions have been met and additional service is no longer required. The Company estimates expected forfeitures.

The Company historically used a lattice-based option valuation model to estimate the fair value of stock options and used a Monte Carlo simulation for the market portion of PSU awards. Effective with the first quarter of 2018 grant, the Company began using the Black-Scholes option valuation model to estimate the fair value of stock options. This valuation methodology was adopted as a result of the Merger to align valuation methodologies with DuPont and better align with industry practice. The Company used the Black-Scholes option valuation model for subscriptions to purchase shares under the ESPP. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

Weighted-Average Assumptions	2018	2017	2016
Dividend yield	2.13%	3.01%	4.13%
Expected volatility	23.34%	23.71%	31.60%
Risk-free interest rate	2.83%	1.28%	1.12%
Expected life of stock options granted during period (years)	6.2	7.5	7.8
Life of Employee Stock Purchase Plan (months)	—	3	4

The dividend yield assumption was equal to the dividend yield on the grant date, which reflected the most recent DowDuPont quarterly dividend payment of $0.38 per share in 2018 ($0.46 per share in 2017 and 2016 on TDCC Common Stock). The expected volatility assumptions for the 2016 and 2017 stock options and ESPP were based on an equal weighting of the historical daily volatility for the contractual term of the awards and current implied volatility from exchange-traded options. The expected volatility assumptions for the 2018 stock options were based on an equal weighting of the historical daily volatility for the expected term of the awards and current implied volatility from exchange-traded options. The expected volatility assumption for the market portion of the 2016 and 2017 PSU awards were based on historical daily volatility for the term of the award. The risk-free interest rate was based on the weighted-average of U.S. Treasury strip rates over the contractual term of the 2016 and 2017 options. The risk-free interest rate was based on the U.S. Treasury strip rates over the expected life of the 2018 options. The expected life of stock options granted was based on an analysis of historical exercise patterns.

Stock Incentive Plan
The Company has historically granted equity awards under various plans (the "Prior Plans"). On February 9, 2012, the Board authorized The Dow Chemical Company 2012 Stock Incentive Plan (the "2012 Plan"), which was approved by stockholders at TDCC's annual meeting on May 10, 2012 ("Original Effective Date") and became effective on that date. On February 13, 2014, the Board adopted The Dow Chemical Company Amended and Restated 2012 Stock Incentive Plan (the "2012 Restated Plan"). The 2012 Restated Plan was approved by stockholders at TDCC's annual meeting on May 15, 2014, and became effective on that date. The Prior Plans were superseded by the 2012 Plan and the 2012 Restated Plan (collectively, the "2012 Plan"). Under the 2012 Plan, the Company may grant options, RSUs, PSUs, restricted stock, stock appreciation rights and stock units to employees and non-employee directors until the tenth anniversary of the Original Effective Date, subject to an aggregate limit and annual individual limits. The terms of the grants are fixed at the grant date. TDCC's stock-based compensation programs were assumed by DowDuPont and continued in place with the ability to grant and issue DowDuPont common stock until separation. At December 31, 2018, there were approximately 19 million shares of DowDuPont common stock available for grant under the 2012 Plan.

Stock Options
The Company grants stock options to certain employees, subject to certain annual and individual limits, with terms of the grants fixed at the grant date. The exercise price of each stock option equals the market price of the common stock on the grant date. Options vest from one to three years, and have a maximum term of 10 years.

The following table summarizes stock option activity for 2018:

Stock Options	2018
Shares in thousands	Shares	Exercise Price [1]
Outstanding at Jan 1, 2018	26,628	$38.30
Granted	6,571	$71.43
Exercised	(4,074)	$30.65
Forfeited/Expired	(279)	$61.47
Outstanding at Dec 31, 2018	28,846	$46.70
Remaining contractual life in years		5.46
Aggregate intrinsic value in millions	$327
Exercisable at Dec 31, 2018	21,813	$39.99
Remaining contractual life in years		4.40
Aggregate intrinsic value in millions	$322
1. Weighted-average per share.

Additional Information about Stock Options
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of options granted	$15.38	$14.44	$10.95
Total compensation expense for stock option plans	$68	$37	$32
Related tax benefit	$15	$14	$12
Total amount of cash received from the exercise of options	$112	$310	$312
Total intrinsic value of options exercised [1]	$160	$286	$153
Related tax benefit	$36	$106	$57

1. Difference between the market price at exercise and the price paid by the employee to exercise the options.

Total unrecognized compensation cost related to unvested stock option awards of $36 million at December 31, 2018, is expected to be recognized over a weighted-average period of 1.91 years.

Restricted Stock Units
The Company grants restricted stock units to certain employees. The grants vest after a designated period of time, generally one to five years. The following table shows changes in nonvested RSUs:

RSU Awards	2018
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at Jan 1, 2018	13,346	$50.71
Granted	2,022	$71.46
Vested	(5,409)	$46.04
Canceled	(224)	$59.40
Nonvested at Dec 31, 2018	9,735	$57.41
1. Weighted-average per share.

Additional Information about RSUs
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of RSUs granted	$71.46	$61.29	$46.25
Total fair value of RSUs vested [1]	$382	$179	$166
Related tax benefit	$86	$66	$61
Total compensation expense for RSU awards	$144	$178	$97
Related tax benefit	$32	$66	$36

1.	Includes the fair value of shares vested in prior years and delivered in the reporting year.

In 2018, the Company paid $45 million in cash, equal to the value of the stock award on the date of delivery, to certain executive employees to settle approximately 625,000 RSUs (there were no RSUs settled in cash in 2017 and 2016). Total unrecognized compensation cost related to RSU awards of $126 million at December 31, 2018, is expected to be recognized over a weighted-average period of 1.68 years. At December 31, 2018, approximately 18,000 RSUs with a grant date weighted-average fair value per share of $35.12 had previously vested, but were not issued. These shares are scheduled to be issued to employees within six months to three years or upon retirement.

Total incremental pretax compensation expense resulting from the conversion of PSU awards into RSU awards was $25 million ($20 million was recognized in the second half of 2017 and $5 million to be recognized over the remaining service period). Approximately 5,000 employees were impacted by the conversion.

Performance Stock Units
The Company grants performance stock units to certain employees. The grants vest when the Company attains specified performance targets, such as return on capital and relative total shareholder return, over a predetermined period, generally one to three years. In November 2017, the Company granted PSUs to senior leadership measured on the realization of cost savings in connection with cost synergy commitments, as well as the Company’s ability to complete the business separations. Performance and payouts are determined independently for each metric. Compensation expense related to PSU awards is recognized over the lesser of the service or performance period. Changes in the fair value of liability instruments are recognized as compensation expense each quarter.

The following table shows the PSU awards granted:

PSU Awards		Target Shares Granted [1]	Grant Date Fair Value [2]
Shares in thousands
Year	Performance Period
2017	Sep 1, 2017 – Aug 31, 2019	232	$71.16
2017 [3]	Jan 1, 2017 – Dec 31, 2019	1,728	$81.99
2016 [3]	Jan 1, 2016 – Dec 31, 2018	2,283	$52.68

1.	At the end of the performance period, the actual number of shares issued can range from zero to 200% of target shares granted.

2.	Weighted-average per share.

3.	Converted to RSUs as a result of the Merger.

There was no activity in nonvested PSUs in 2018. At January 1, 2018 and December 31, 2018, there were 232,000 target shares of nonvested PSUs outstanding with a grant date fair value of $71.16.

Additional Information about PSUs
In millions, except share amounts	2018	2017	2016
Total fair value of PSUs vested and delivered [1]	$—	$202	$103
Related tax benefit	$—	$75	$38
Total compensation expense for PSU awards	$12	$106	$125
Related tax benefit	$3	$39	$46
Shares of PSUs settled in cash (in thousands) [2]	—	616	861
Total cash paid to settle PSUs [3]	$—	$38	$40

1.	Includes the fair value of shares vested in prior years and delivered in the reporting year.

2.	PSU awards vested in prior years and delivered in the reporting year.

3.	Cash paid to certain executive employees for PSU awards vested in prior periods and delivered in the reporting year, equal to the value of the stock award on the date of delivery.

Total unrecognized compensation cost related to PSU awards of $8 million at December 31, 2018, is expected to be recognized over a weighted-average period of 0.67 years.

Restricted Stock
Under the 2012 Plan, the Company may grant shares (including options, stock appreciation rights, stock units and restricted stock) to non-employee directors over the 10-year duration of the program, subject to the plan's aggregate limit as well as annual individual limits. The restricted stock issued under this plan cannot be sold, assigned, pledged or otherwise transferred by the non-employee director, until retirement or termination of service to the Company. The following table shows the restricted stock issued under this plan:

Restricted Stock	Shares Issued (in thousands)	Weighted-Average Fair Value
Year
2018	36	$62.82
2017	33	$62.04
2016	32	$50.55

Employee Stock Purchase Plan
On February 9, 2012, the Board authorized The Dow Chemical Company 2012 Employee Stock Purchase Plan (the "2012 ESPP") which was approved by stockholders at TDCC’s annual meeting on May 10, 2012. When offered, most employees are eligible to purchase shares of common stock of TDCC valued at up to 10 percent of their annual base salary. The value is determined using the plan price multiplied by the number of shares subscribed to by the employee. The plan price of the stock is set at an amount equal to at least 85 percent of the fair market value (closing price) of the common stock on a date during the fourth quarter of the year prior to the offering, or the average fair market value (closing price) of the common stock over a period during the fourth quarter of the year prior to the offering, in each case, specified by the Executive Vice President of Human Resources. The most recent offering of the 2012 ESPP closed on July 15, 2017. The ESPP was not offered in 2018 and no current offerings remain outstanding.

Additional Information about Employee Stock Purchase Plan
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of purchase rights granted	$—	$10.70	$3.40
Total compensation expense for ESPP	$—	$38	$7
Related tax benefit	$—	$14	$3
Total amount of cash received from the exercise of purchase rights	$—	$179	$86
Total intrinsic value of purchase rights exercised [1]	$—	$48	$23
Related tax benefit	$—	$18	$9

1.	Difference between the market price at exercise and the price paid by the employee to exercise the purchase rights.